STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)									12 Months Ended
		Dec. 17, 2021	Oct. 07, 2020	Aug. 26, 2020	Aug. 24, 2020	Jul. 31, 2020	Jun. 23, 2020	May 19, 2020	Dec. 31, 2021	Dec. 31, 2020		Dec. 29, 2021	Sep. 28, 2021	Sep. 16, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par Value	[1]								$ 0.005	$ 0.005
Proceeds from issuance of common stock, shares						3,555,556	4,352,941
Exercise Price													$ 5.26
Proceeds from issuance of common stock						$ 1,600,000	$ 3,700,000		$ 2,279,190	$ 4,500,000
Shares issued, price per share						$ 0.45	$ 0.85
Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized									34,441,711	34,441,711
Common Stock, Par Value									$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized									60,437,031
Carrying Costs								$ 10,726,543	$ 2,650,000
Exercise Price						$ 0.60			$ 1.45
Proceeds from issuance of common stock						$ 440,000
Warrant exercise price									$ 0.25			$ 0.01		$ 0.01
Freight App Inc [Member] | 2020 Bridge Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares			1,031,243
Debt instrument, face amount			$ 4,004,421
Freight App Inc [Member] | 2020 Bridge Notes [Member] | Purchaser [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares			257.5261
Proceeds from issuance of common stock			$ 1,000
Shares issued, price per share			$ 1,000
Debt instrument, face amount			$ 0
Freight App Inc [Member] | Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized									80,000
Common Stock, Par Value									$ 0.00001
Freight App Inc [Member] | Series Seed Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized									19,958	19,958
Preferred Stock, Par Value									$ 0.00001	$ 0.00001
Conversion Price									$ 20.7626
Freight App Inc [Member] | Series A1-A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized									7,991,078
Preferred Stock, Par Value									$ 0.00001
Conversion Price									$ 1.20
Debt Conversion								7,152,551
Proceeds from issuance of common stock, shares						605,777.5
Freight App Inc [Member] | Series A1-B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized									3,167,474
Preferred Stock, Par Value									$ 0.00001
Conversion Price									$ 1.50
Debt Conversion								2,977,544
Freight App Inc [Member] | Series A2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized									2,258,521
Preferred Stock, Par Value								$ 0.00001	$ 0.00001
Debt Conversion								1,225,153
Proceeds from issuance of common stock, shares						126,722.5
Freight App Inc [Member] | Series A3 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized									46,000,000
Preferred Stock, Par Value									$ 0.00001
Conversion Price									$ 4.23
Warrants or rights shares												2,376,439		1,891,928
Warrant exercise price												$ 1.125		$ 1.125
Freight App Inc [Member] | Series A4 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized									1,000,000
Preferred Stock, Par Value									$ 0.00001
Conversion Price									$ 2.25
Freight App Inc [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized									30,050,652	30,050,652
Preferred Stock, Par Value									$ 0.00001	$ 0.00001
Conversion Price									$ 1.80
Proceeds from issuance of common stock		$ 191,466
Warrants or rights shares		765,862		765,862						765,862
Warrant exercise price		$ 0.25		$ 0.25						$ 0.25
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares									1,129,751	1,983,309	[2]
Proceeds from issuance of common stock									$ 5,648	$ 6,353
Common Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized									68,437,031
Common Stock, Par Value									$ 0.00001
Preferred Stock [Member] | Series Seed Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock
Preferred Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized									60,437,031
Preferred Stock, Par Value									$ 0.00001
Series A2 Preferred Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares					75,000
Proceeds from issuance of common stock					$ 0
Voting Common Shares [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares				60,000
Proceeds from issuance of common stock				$ 15,000
Voting Common Shares One [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares				29,332
Proceeds from issuance of common stock				$ 7,333

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.
[2]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.